Supplemental Consolidating Condensed Financial Information	9 Months Ended
Sep. 30, 2011
Supplemental Consolidating Condensed Financial Information

15. Supplemental Condensed Consolidating Financial Information

Cumulus Media Inc. (the "Parent Guarantor") and certain of its wholly owned subsidiaries (such subsidiaries, the "Subsidiary Guarantors") provide guarantees of the obligations of Cumulus Media Holdings Inc. (the "Subsidiary Issuer") under the 7.75% Senior Notes. These guarantees are full and unconditional as well as joint and several. Certain of the Subsidiary Guarantors may be subject to restrictions on their respective ability to distribute earnings to the Subsidiary Issuer or the Parent Guarantor. Not all of the subsidiaries of the Parent Guarantor and the Subsidiary Issuer guarantee the 7.75% Senior Notes (such non-guaranteeing subsidiaries, collectively, the "Subsidiary Non-guarantors").

The following tables present (i) condensed consolidating statements of income for the three and nine month periods ended September 30, 2011 and 2010, respectively, (ii) condensed consolidating balance sheets as of September 30, 2011 and December 31, 2010, respectively, and (iii) condensed consolidating statements of cash flows for the nine months ended September 30, 2011 and 2010, respectively, of each of the Parent Guarantor, the Subsidiary Issuer, the Subsidiary Guarantors, and the Subsidiary Non-guarantors.

Investments in consolidated subsidiaries have been presented using the equity method of accounting. The "Eliminations" entries in the following tables primarily eliminate investments in subsidiaries and intercompany balances and transactions. The columnar presentations in the following tables are not consistent with the Company's business groups; accordingly, this basis of presentation is not intended to present the Company's financial condition, results of operations or cash flows on a consolidated basis.

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING BALANCE SHEETS

As of September 30, 2011

(Dollars in thousands, except for share and per share data)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings Inc. (Subsidiary Issuer)	Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations	Total Consolidated
Assets
Current assets:
Cash and cash equivalents	$29,875	$—	$17,201	$—	$—	$47,076
Restricted cash	3,477	—	—	—	—	3,477
Accounts receivable, less subsidiary guarantors' allowance for doubtful accounts of $1,452	—	—	233,422	—	—	233,422
Trade receivable	—	—	7,348	—	—	7,348
Prepaid expenses and other current assets	34,277	—	17,945	1,011	—	53,233

Total current assets	67,629	—	275,916	1,011	—	344,556
Property and equipment, net	6,195	—	254,592	—	—	260,787
Broadcast licenses	—	—	—	1,624,809	—	1,624,809
Other intangible assets, net	—	—	442,563	—	—	442,563
Goodwill	—	—	1,313,197	—	—	1,313,197
Investment in consolidated subsidiaries	314,082	3,288,650	1,179,074	—	(4,781,806)	—
Other assets	14,440	58,209	13,519	—	—	86,168

Total assets	$402,346	$3,346,859	$3,478,861	$1,625,820	$(4,781,806)	$4,072,080

Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Current liabilities:
Accounts payable and accrued expenses	$49,278	$21,799	$80,442	$27	$—	$151,546
Trade payable	—	—	5,845	—	—	5,845
Current portion of long-term debt	—	9,938	—	—	—	9,938

Total current liabilities	49,278	31,737	86,287	27	—	167,329
Long-term debt	—	2,280,103	—	—	—	2,280,103
Senior notes	—	610,000	—	—	—	610,000
Other liabilities	46,675	—	22,286	—	—	68,961
Deferred income taxes	—	—	81,638	446,719	—	528,357

Total liabilities	95,953	2,921,840	190,211	446,746	—	3,654,750

Redeemable preferred stock:
Series A cumulative redeemable preferred stock, par value $0.01 per share; stated value of $1,000 per share; 100,000,000 shares authorized; 125,000 shares issued and outstanding	—	110,937	—	—	—	110,937

Total redeemable preferred stock	—	110,937	—	—	—	110,937

Stockholders' equity (deficit):
Class A common stock, par value $0.01 per share; 750,000,000 shares authorized; 142,984,733 shares issued and 119,460,855 shares outstanding	1,430	—	—	—	—	1,430
Class B common stock, par value $0.01 per share; 600,000,000 shares authorized; 12,439,667 shares issued and outstanding	124	—	—	—	—	124
Class C common stock, par value $0.01 per share; 644,871 shares authorized; 644,871 shares issued and outstanding	6	—	—	—	—	6
Treasury stock, at cost, 23,523,878 shares at Parent Guarantor	(251,148)	—	—	—	—	(251,148)
Additional paid-in-capital	1,528,316	175,413	3,944,497	2,135,686	(6,255,596)	1,528,316
Accumulated (deficit) equity	(972,335)	138,669	(655,847)	(956,612)	1,473,790	(972,335)

Total stockholders' equity (deficit)	306,393	314,082	3,288,650	1,179,074	(4,781,806)	306,393

Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$402,346	$3,346,859	$3,478,861	$1,625,820	$(4,781,806)	$4,072,080

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING BALANCE SHEETS

As of December 31, 2010

(Dollars in thousands, except for share and per share data)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings Inc. (Subsidiary Issuer)	Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations	Total Consolidated
Assets
Current assets:
Cash and cash equivalents	$12,638	$—	$176	$—	$—	$12,814
Restricted cash	604	—	—	—	—	604
Accounts receivable, less subsidiary guarantors' allowance for doubtful accounts of $1,115	—	—	38,267	—	—	38,267
Trade receivable	—	—	3,605	—	—	3,605
Prepaid expenses and other current assets	1,528	—	2,272	603	—	4,403

Total current assets	14,770	—	44,320	603	—	59,693
Property and equipment, net	2,446	—	37,238	—	—	39,684
Broadcast licenses	—	—	—	160,418	—	160,418
Other intangible assets, net	—	—	552	—	—	552
Goodwill	—	—	56,079	—	—	56,079
Investment in consolidated subsidiaries	248,198	—	142,690	—	(390,888)	—
Other assets	2,159	—	1,051	—	—	3,210

Total assets	$267,573	$—	$281,930	$161,021	$(390,888)	$319,636

Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Current liabilities:
Accounts payable and accrued expenses	$11,805	$—	$8,560	$—	$—	$20,365
Trade payable	—	—	3,569	—	—	3,569
Derivative instrument	3,683	—	—	—	—	3,683
Current portion of long-term debt	15,165	—	—	—	—	15,165

Total current liabilities	30,653	—	12,129	—	—	42,782
Long-term debt	575,843	—	—	—	—	575,843
Other liabilities	2,386	—	15,204	—	—	17,590
Deferred income taxes	—	—	6,399	18,331	—	24,730

Total liabilities	608,882	—	33,732	18,331	—	660,945

Stockholders' equity (deficit):
Class A common stock, par value $0.01 per share; 200,000,000 shares authorized; 59,599,857 shares issued and 35,538,530 shares outstanding	596	—	—	—	—	596
Class B common stock, par value $0.01 per share; 20,000,000 shares authorized; 5,809,191 shares issued and outstanding	58	—	—	—	—	58
Class C common stock, par value $0.01 per share; 30,000,000 shares authorized; 644,871 shares issued and outstanding	6	—	—	—	—	6
Treasury stock, at cost, 24,061,327 shares at Parent Guarantor	(256,792)	—	—	—	—	(256,792)
Additional paid-in-capital	964,156	—	1,205,497	1,097,911	(2,303,408)	964,156
Accumulated deficit	(1,049,333)	—	(957,299)	(955,221)	1,912,520	(1,049,333)

Total stockholders' (deficit) equity	(341,309)	—	248,198	142,690	(390,888)	(341,309)

Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$267,573	$—	$281,930	$161,021	$(390,888)	$319,636

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended September 30, 2011

(Dollars in thousands)

(Unaudited)

	Cumulus Media Inc.	Cumulus Media Holdings Inc.	Subsidiary Guarantors	Subsidiary Non-guarantors		Total
	(Parent Guarantor)	(Subsidiary Issuer)			Eliminations	Consolidated
Broadcast revenues	$—	$—	$131,845	$—	$—	$131,845
Management fees	458	—	—	—	—	458

Net revenues	458	—	131,845	—	—	132,303
Operating expenses:
Direct operating expenses (excluding depreciation, amortization and LMA fees)	—	—	77,567	306	—	77,873
Depreciation and amortization	360	—	10,859	—	—	11,219
LMA fees	—	—	530	—	—	530
Corporate, general and administrative expenses (including subsidiary guarantors' non-cash stock-based compensation expense of $956)	44,024	—	630	—	—	44,654
Realized loss on derivative instrument	—	—	1,436	—	—	1,436

Total operating expenses	44,384	—	91,022	306	—	135,712

Operating (loss) income	(43,926)	—	40,823	(306)	—	(3,409)

Non-operating (expense) income:
Interest (expense) income, net	(555)	(19,045)	97	—	—	(19,503)
Other income, net	—	—	181	—	—	181
Gain on equity investment in Cumulus Media Partners, LLC	11,636	—	—	—	—	11,636

Total non-operating income (expense), net	11,081	(19,045)	278	—	—	(7,686)

(Loss) income before income taxes	(32,845)	(19,045)	41,101	(306)	—	(11,095)
Income tax benefit	—	—	68,781	1,852	—	70,633
Earnings (loss) from consolidated subsidiaries	92,383	111,428	1,546	—	(205,357)	—

Net income (loss)	$59,538	$92,383	$111,428	$1,546	$(205,357)	$59,538

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended September 30, 2010

(Dollars in thousands)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings Inc. (Subsidiary Issuer)	Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations	Total Consolidated
Broadcast revenues	$—	$—	$66,434	$—	$—	$66,434
Management fees	1,021	—	—	—	—	1,021

Net revenues	1,021	—	66,434	—	—	67,455
Operating expenses:
Direct operating expenses (excluding depreciation, amortization and LMA fees)	—	—	40,287	199	—	40,486
Depreciation and amortization	412	—	1,810	—	—	2,222
LMA fees	—	—	607	—	—	607
Corporate, general and administrative expenses (including subsidiary guarantors' non-cash stock-based compensation expense of $556)	4,680	—	—	—	—	4,680
Realized loss on derivative instrument	—	—	746	—	—	746

Total operating expenses	5,092	—	43,450	199	—	48,741

Operating (loss) income	(4,071)	—	22,984	(199)	—	18,714

Non-operating expense (income):
Interest expense, net	(7,586)	—	—	—	—	(7,586)
Other expense, net	(6)	—	—	—	—	(6)

Total non-operating expense, net	(7,592)	—	—	—	—	(7,592)

(Loss) income before income taxes	(11,663)	—	22,984	(199)	—	11,122
Income tax expense	—	—	(602)	(789)	—	(1,391)

Earnings (loss) from consolidated subsidiaries	21,394	—	(988)	—	20,406	—
Net income (loss)	$9,731	$—	$21,394	$(988)	$(20,406)	$9,731

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended September 30, 2011

(Dollars in thousands)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings Inc. (Subsidiary Issuer)				Total Consolidated
			Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations
Broadcast revenues	$—	$—	$256,632	$—	$—	$256,632
Management fees	2,708	—	—	—	—	2,708

Net revenues	2,708	—	256,632	—	—	259,340
Operating expenses:
Direct operating expenses (excluding depreciation, amortization and LMA fees)	—	—	153,755	831	—	154,586
Depreciation and amortization	1,079	—	14,152	—	—	15,231
LMA fees	—	—	1,670	—	—	1,670
Corporate, general and administrative expense (including subsidiary guarantors' non-cash stock-based compensation expense of $2,143)	61,294	—	630	—	—	61,924
Gain on exchange of assets or stations	—	—	(15,278)	—	—	(15,278)
Realized loss on derivative instrument	—	—	2,681	—	—	2,681

Total operating expenses	62,373	—	157,610	831	—	220,814

Operating income (loss)	(59,665)	—	99,022	(831)	—	38,526

Non-operating (expense) income:
Interest (expense) income, net	(9,276)	(25,826)	103	—	—	(34,999)
Loss on early extinguishment of debt	(4,366)	—	—	—	—	(4,366)
Other income, net	—	—	87	—	—	87
Gain on equity investment in Cumulus Media Partners, LLC	11,636		—	—	—	11,636

Total non-operating (expense) income, net	(2,006)	(25,826)	190	—	—	(27,642)

(Loss) income before income taxes	(61,671)	(25,826)	99,212	(831)	—	10,884
Income tax benefit (expense)	—	—	67,480	(1,366)	—	66,114

Earnings from consolidated subsidiaries	138,669	164,495	(2,197)	—	(300,967)	—
Net income (loss)	$76,998	$138,669	$164,495	$(2,197)	$(300,967)	$76,998

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended September 30, 2010

(Dollars in thousands)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings, Inc. (Subsidiary Issuer)	Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations	Total Consolidated

Broadcast revenues	$—	$—	$190,531	$—	$—	$190,531
Management fees	3,021	—	—	—	—	3,021

Net revenues	3,021	—	190,531	—	—	193,552
Operating expenses:
Direct operating expenses (excluding depreciation, amortization and LMA fees)	—	—	120,232	597	—	120,829
Depreciation and amortization	1,266	—	5,864	—	—	7,130
LMA fees	—	—	1,500	—	—	1,500
Corporate, general and administrative expenses (including subsidiary guarantors' non-cash stock-based compensation expense of $1,015)	13,824	—	—	—	—	13,824
Realized loss on derivative instrument	—	—	1,810	—	—	1,810

Total operating expenses	15,090	—	129,406	597	—	145,093

Operating (loss) income	(12,069)	—	61,125	(597)	—	48,459

Non-operating expense:
Interest expense, net	(23,726)	—	(2)	—	—	(23,728)
Other expense, net	(6)	—	(81)	—	—	(87)

Total non-operating expense, net	(23,732)	—	(83)	—	—	(23,815)

(Loss) income before income taxes	(35,801)	—	61,042	(597)	—	24,644
Income tax expense	—	—	(1,199)	(1,554)	—	(2,753)

Earning (loss) from consolidated subsidiaries	57,692	—	(2,151)	—	(55,541)	—
Net income (loss)	$21,891	$—	$57,692	$(2,151)	$(55,541)	$21,891

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended September 30, 2011

(Dollars in thousands)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings Inc. (Subsidiary Issuer)	Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations	Total Consolidated

Cash flows from operating activities:
Net income (loss)	$76,998	$138,669	$164,495	$(2,197)	$(300,967)	$76,998
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization (loss)	1079	—	14,152	—	—	15,231
Amortization of debt issuance costs/discounts	435	1,264	—	—	—	1,699
Loss on early extinguishment of debt	4,366	—	—	—	—	4,366
Provision for doubtful accounts	—	—	920	—	—	920
Loss on sale of assets or stations	—	—	33	—	—	33
Gain on exchange of assets or stations	—	—	(15,278)	—	—	(15,278)
Fair value adjustment of derivative instruments	(3,683)	—	2,681	—	—	(1,002)
Deferred income taxes	—	—	(69,809)	1,366	—	(68,443)
Non-cash stock-based compensation	2,142	—	—	—	—	2,142
Earnings from consolidated subsidiaries	(138,669)	(164,495)	2,197	—	300,967	—
Other	(1,318)	—	—	—	—	(1,318)
Gain on equity investment in Cumulus Media Partners, LLC	(11,636)	—	—	—	—	(11,636)
Changes in assets and liabilities	2,924,988	(2,816,798)	(80,399)	831	—	28,622

Net cash provided by (used in) operating activities	2,854,702	(2,841,360)	18,992	—	—	32,334
Cash flows from investing activities:
Consideration to complete Citadel Acquisition less cash acquired	(2,024,153)	—	—	—	—	(2,024,153)
Capital expenditures	(918)	—	(1,967)	—	—	(2,885)

Net cash used in investing activities	(2,025,071)	—	(1,967)	—	—	(2,027,038)
Cash flows from financing activities:
Proceeds from issuance of 7.75% Senior Notes due 2019	—	610,000	—	—	—	610,000
Proceeds from borrowings under term loans and revolving credit facilities, net of $25.1 million debt discount	—	2,289,900	—	—	—	2,289,900
Repayments of borrowings under bank credit facilities	(1,214,676)	—	—	—	—	(1,214,676)
Proceeds from sale of equity securities	444,513	—	—	—	—	444,513
Redemption of CMP preferred stock	(41,565)	—	—	—	—	(41,565)
Deferred financing costs	—	(58,540)	—	—	—	(58,540)
Tax withholding payments on behalf of employees	(666)	—	—	—	—	(666)

Net cash (used in) provided by financing activities	(812,394)	2,841,360	—	—	—	2,028,966
Increase in cash and cash equivalents	17,237	—	17,025	—	—	34,262
Cash and cash equivalents at beginning of period	12,638	—	176	—	—	12,814

Cash and cash equivalents at end of period	$29,875	$—	$17,201	$—	$—	$47,076

CUMULUS MEDIA INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended September 30, 2010

(Dollars in thousands)

(Unaudited)

	Cumulus Media Inc. (Parent Guarantor)	Cumulus Media Holdings Inc. (Subsidiary Issuer)	Subsidiary Guarantors	Subsidiary Non-guarantors	Eliminations	Total Consolidated

Cash income (loss) flows from operating activities:
Net income (loss)	$21,891	$—	$57,692	$(2,151)	$(55,541)	$21,891
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	1,266	—	5,864	—	—	7,130
Amortization of debt issuance costs/discounts	919	—	—	—	—	919
Provision for doubtful accounts	—	—	922	—	—	922
Loss on sale of assets or stations	—	—	82	—	—	82
Fair value adjustment of derivative instruments	(8,345)	—	1,809	—	—	(6,536)
Deferred income taxes	—	—	832	1,656	—	2,488
Non-cash stock-based compensation	1,016	—	—	—	—	1,016
Earnings from consolidated subsidiaries	(57,692)	—	2,151	—	55,541	—
Changes in assets and liabilities:	72,250	—	71,373	495	—	1,372

Net cash provided by (used in) operating activities	31,305	—	(2,021)	—	—	29,284
Cash flows from investing activities:
Capital expenditures	(397)	—	(1,730)	—	—	(2,127)
Purchase of intangible assets	—	—	(230)	—	—	(230)
Proceeds from sale of assets or stations	—	—	196	—	—	196

Net cash used in investing activities	(397)	—	(1,764)	—	—	(2,161)
Cash flows from financing activities:
Repayments of borrowings under bank credit facilities	(30,353)	—	—	—	—	(30,353)
Tax withholding payments on behalf of employees	(184)	—	—	—	—	(184)
Payments made to creditors pursuant to credit facility amendment	(245)	—	—	—	—	(245)

Net cash used in financing activities	(30,782)	—	—	—	—	(30,782)
Increase in cash and cash equivalents	126	—	(3,785)	—	—	(3,659)
Cash and cash equivalents at beginning of period	11,674	—	4,550	—	—	16,224

Cash and cash equivalents at end of period	$11,800	$—	$765	$—	$—	$12,565

Citadel Broadcasting Corp. [Member]
Supplemental Consolidating Condensed Financial Information
16.	Supplemental Consolidating Condensed Financial Information

In connection with the completion of the Cumulus Merger, the Company (the "Guarantor Parent") and certain of its wholly owned subsidiaries (collectively, the "Non-parent Subsidiary Guarantors") provided guarantees under HoldCo's $610.0 million aggregate principal amount 7.75% Senior Notes due 2019 (the "HoldCo Notes"). These guarantees are full and unconditional as well as joint and several. Certain guarantors may be subject to restrictions on their ability to distribute earnings to HoldCo or to its parent company, Cumulus. The remaining subsidiaries of the Company are not guarantors of the HoldCo Notes (collectively, the "Non-guarantors").

The following tables present consolidating condensed balance sheets as of June 30, 2011 and December 31, 2010, consolidating condensed statements of operations for the three and six months ended June 30, 2011 and 2010, respectively, and consolidating condensed statements of cash flows for the six months ended June 30, 2011 and 2010, respectively, of the Parent Guarantor (on a stand-alone, non-consolidated basis), the Non-parent Subsidiary Guarantors and the Non-guarantors. The operating activities of the separate legal entities included in the Company's consolidating condensed financial statements are interdependent and reflect certain allocations of assets, liabilities and expenses between the entities that involve the exercise of management judgment.

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

As of June 30, 2011

(Dollars in thousands)

(Unaudited)

	Guarantor Parent (Company)	Non-parent Subsidiary Guarantors	Non-guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$89,993	$14,810	$—	$—	$104,803
Accounts receivable, net	8	142,393	—	—	142,401
Intercompany	(157,349)	156,591	258	500	—
Prepaid expenses and other current assets	2,487	29,450	—	—	31,937

Total current assets	(64,861)	343,244	258	500	279,141
Long-term assets
Investments in consolidated subsidiaries	2,103,336	—	—	(2,103,336)	—
Property and equipment, net	—	196,008	—	—	196,008
FCC licenses	—	—	887,975	—	887,975
Goodwill	—	763,849	—	—	763,849
Customer and affiliate relationships, net	—	162,085	—	—	162,085
Other assets, net	18,036	45,260	—	—	63,296

Total assets	$2,056,511	$1,510,446	$888,233	$(2,102,836)	$2,352,354

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities
Accounts payable, accrued liabilities and other liabilities	$3,796	$45,296	$758	$—	$49,850

Total current liabilities	3,796	45,296	758	—	49,850
Long-term liabilities
Senior debt, less current portion	296,500	—	—	—	296,500
Senior notes	400,000	—	—	—	400,000
Other long-term liabilities, less current portion	—	54,068	—	—	54,068
Deferred income tax liabilities	60,035	436	195,285	—	255,756

Total liabilities	760,331	99,800	196,043	—	1,056,174
Stockholders' equity (deficit)
Class A common stock	5	—	—	—	5
Class B common stock	19	—	—	—	19
Treasury stock	(6,575)	—	—	—	(6,575)
Equity held in reserve	7,887	—	—	—	7,887
Additional paid-in capital	1,294,526	1,367,751	692,690	(2,060,441)	1,294,526
Retained earnings (accumulated deficit)	318	42,895	(500)	(42,395)	318

Total stockholders' equity (deficit)	1,296,180	1,410,646	692,190	(2,102,836)	1,296,180

Total liabilities and stockholders' equity (deficit)	$2,056,511	$1,510,446	$888,233	$(2,102,836)	$2,352,354

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

As Of December 31, 2010

(Dollars in thousands)

	Guarantor Parent (Company)	Non-parent Subsidiary Guarantors	Non-guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$99,458	$12,166	$—	$—	$111,624
Accounts receivable, net	8	138,743	—	—	138,751
Intercompany	(100,719)	100,466	(698)	951	—
Prepaid expenses and other current assets	3,989	33,429	—	—	37,418

Total current assets	2,736	284,804	(698)	951	287,793
Long-term assets
Investments in consolidated subsidiaries	2,068,533	—	—	(2,068,533)	—
Property and equipment, net	—	200,121	—	—	200,121
FCC licenses	—	—	893,610	—	893,610
Goodwill	—	763,849	—	—	763,849
Customer and affiliate relationships, net	—	195,080	—	—	195,080
Other assets, net	20,833	46,828	—	—	67,661

Total assets	$2,092,102	$1,490,682	$892,912	$(2,067,582)	$2,408,114

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities
Accounts payable, accrued liabilities and other liabilities	$7,410	$48,997	$254	$—	$56,661
Senior debt, current	3,500	—	—	—	3,500

Total current liabilities	10,910	48,997	254	—	60,161
Long-term liabilities
Senior debt, less current portion	346,500	—	—	—	346,500
Senior notes	400,000	—	—	—	400,000
Other long-term liabilities, less current portion	—	58,342	—	—	58,342
Deferred income tax liabilities	60,035	13,134	195,285	—	268,454

Total liabilities	817,445	120,473	195,539	—	1,133,457

Stockholders' equity (deficit)
Class A common stock	5	—	—	—	5
Class B common stock	18	—	—	—	18
Equity held in reserve	13,182	—	—	—	13,182
Additional paid-in capital	1,263,235	1,349,061	702,570	(2,051,631)	1,263,235
Accumulated deficit	(1,783)	21,148	(5,197)	(15,951)	(1,783)

Total stockholders' equity (deficit)	1,274,657	1,370,209	697,373	(2,067,582)	1,274,657

Total liabilities and stockholders' equity (deficit)	$2,092,102	$1,490,682	$892,912	$(2,067,582)	$2,408,114

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

Three Months Ended June 30, 2011

(Dollars in thousands)

(Unaudited)

	Guarantor Parent (Company)	Non-parent Subsidiary Guarantors	Non-guarantors	Eliminations	Consolidated
Net revenue	$—	$184,996	$—	$—	$184,996
Operating expenses:
Cost of revenue, exclusive of depreciation and amortization and including non-cash compensation expense and related taxes	—	69,006	—	—	69,006
Selling, general and administrative, including non-cash compensation expense and related taxes	—	49,312	—	—	49,312
Corporate general and administrative, including non-cash compensation expense and related taxes	—	13,116	250	—	13,366
Local marketing agreement fees	—	109	—	—	109
Depreciation and amortization	—	23,074	—	—	23,074
Other, net	—	1,794	—	—	1,794

Operating expenses	—	156,411	250	—	156,661

Operating income	—	28,585	(250)	—	28,335

Non-operating income (expense):
Earnings from consildated subsiadiaries	15,177			(15,177)	—
Interest expense, net	(12,342)	257	—	—	(12,085)
Write-off of deferred financing costs	(1,048)	—	—	—	(1,048)

Total non-operating expense, net	1,787	257	—	(15,177)	(13,133)

Income before income taxes	1,787	28,842	(250)	(15,177)	15,202
Income tax (expense) benefit	6,952	(13,415)	—	—	(6,463)

Net income	$8,739	$15,427	$(250)	$(15,177)	$8,739

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2011

(Dollars in thousands)

(Unaudited)

	Guarantor Parent (Company)	Non-parent Subsidiary Guarantors	Non-guarantors	Eliminations	Consolidated
Net revenue	$—	$345,018	$—	$—	$345,018
Operating expenses:
Cost of revenue, exclusive of depreciation and amortization and including non-cash compensation expense and related taxes	—	137,528	—	—	137,528
Selling, general and administrative, including non-cash compensation expense and related taxes	—	95,504	—	—	95,504
Corporate general and administrative, including non-cash compensation expense and related taxes	—	27,318	500	—	27,818
Local marketing agreement fees	—	208	—	—	208
Depreciation and amortization	—	46,117	—	—	46,117
Other, net	—	9,078	—	—	9,078

Operating expenses	—	315,753	500	—	316,253

Operating income	—	29,265	(500)	—	28,765

Non-operating income (expense):
Earnings from consildated subsiadiaries	15,380	—	—	(15,380)	—
Interest expense, net	(24,991)	495	—	—	(24,496)
Write-off of deferred financing costs	(1,048)	—	—	—	(1,048)

Total non-operating expense, net	(10,659)	495	—	(15,380)	(25,544)

Income before income taxes	(10,659)	29,760	(500)	(15,380)	3,221
Income tax benefit (expense)	12,760	(13,880)	—	—	(1,120)

Net (loss) income	$2,101	$15,880	$(500)	$(15,380)	$2,101

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in thousands)

(Unaudited)

	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	Period from June 1, 2010 through June 30, 2010	Period from April 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from April 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from April 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from April 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from April 1, 2010 through May 31, 2010
	Guarantor Parent (Company)		Non-parent Subsidiary Guarantors		Non-guarantors		Eliminations		Consolidated
Net revenue	$—	$—	$64,027	$130,396	$—	$—	$—	$—	$64,027	$130,396
Operating expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below and including non-cash compensation expense and related taxes	—	—	22,631	47,124	—	—	—	—	22,631	47,124
Selling, general and administrative including non-cash compensation expense and related taxes	—	—	15,915	31,952	—	—	—	—	15,915	31,952
Corporate general and administrative including non-cash compensation expense and related taxes	—	—	1,708	3,525	84	244	—	—	1,792	3,769
Local marketing agreement fees	—	—	100	186	—	—	—	—	100	186
Depreciation and amortization	—	—	8,592	4,510	—	—	—	—	8,592	4,510
Other, net	1,008	—	5	856	—	—	—	—	1,013	856

Operating expenses	1,008	—	48,951	88,153	84	244	—	—	50,043	88,397

Operating income	(1,008)	—	15,076	42,243	(84)	(244)	—	—	13,984	41,999

Non-operating income (expense):
Earnings from consolidated subsiadiaries	6,178	5,260	—	—	—	—	(6,178)	(5,260)	—	—
Reorganization items, net	—	1,056,640	—	(29,083)	—	—	—	—	—	1,027,557
Interest expense, net	(6,348)	(428)	34	(6,823)	—	—	—	—	(6,314)	(7,251)

Total non-operating expense, net	(170)	1,061,472	34	(35,906)	—	—	(6,178)	(5,260)	(6,314)	1,020,306

Income before income taxes	(1,178)	1,061,472	15,110	6,337	(84)	(244)	(6,178)	(5,260)	7,670	1,062,305
Income tax (expense) benefit	4,308	(3,245)	(8,848)	2,292	—	(3,125)	—	—	(4,540)	(4,078)

Net (loss) income	$3,130	$1,058,227	$6,262	$8,629	$(84)	$(3,369)	$(6,178)	$(5,260)	$3,130	$1,058,227

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in thousands)

(Unaudited)

	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010
	Guarantor Parent (Company)		Non-parent Subsidiary Guarantors		Non-guarantors		Eliminations		Consolidated
Net revenue	$—	$—	$64,027	$295,424	$—	$—	$—	$—	$64,027	$295,424
Operating expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below and including non-cash compensation expense and related taxes	—	—	22,631	116,103	—	—	—	—	22,631	116,103
Selling, general and administrative including non-cash compensation expense and related taxes	—	—	15,915	78,582	—	—	—	—	15,915	78,582
Corporate general and administrative including non-cash compensation expense and related taxes	—	—	1,708	8,521	84	408	—	—	1,792	8,929
Local marketing agreement fees	—	—	100	455	—	—	—	—	100	455
Depreciation and amortization	—	—	8,592	11,365	—	—	—	—	8,592	11,365
Other, net	1,008	—	5	854	—	—	—	—	1,013	854

Operating expenses	1,008	—	48,951	215,880	84	408		—	50,043	216,288

Operating (loss) income	(1,008)	—	15,076	79,544	(84)	(408)		—	13,984	79,136

Non-operating income (expense):
Earnings from consildated subsiadiaries	6,178	29,235	—	—	—	—	(6,178)	(29,235)	—	—
Reorganization items, net	—	1,043,160	—	(29,083)	—	—	—	—	—	1,014,077
Interest expense, net	(6,348)	(1,048)	34	(16,723)	—	—	—	—	(6,314)	(17,771)

Total non-operating expense, net	(170)	1,071,347	34	(45,806)	—	—	(6,178)	(29,235)	(6,314)	996,306

(Loss) income before income taxes	(1,178)	1,071,348	15,110	33,738	(84)	(408)	(6,178)	(29,235)	7,670	1,075,442
Income tax benefit (expense)	4,308	(1,642)	(8,848)	150	—	(4,245)	—	—	(4,540)	(5,737)

Net income (loss)	$3,130	$1,069,705	$6,262	$33,888	$(84)	$(4,653)	$(6,178)	$(29,235)	$3,130	$1,069,705

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2011

(Dollars in thousands)

(Unaudited)

	Guarantor Parent (Company)	Non-parent Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$2,101	$15,880	$(500)	$(15,380)	$2,101
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	46,117	—	—	46,117
Write-off of deferred financing costs	1,048	—	—	—	1,048
Non-cash debt-related amounts	1,893	—	—	—	1,893
Provision for bad debts	—	(647)	—	—	(647)
Loss on sale of assets	—	329	75	—	404
Deferred income taxes	—	693	—	—	693
Non-cash compensation expense	—	24,216	—	—	24,216
Changes in operating assets and liabilities	44,212	(83,170)	1,803	15,380	(21,775)

Net cash (used in) provided by operating activities	49,254	3,418	1,378	—	54,050

Cash flows from investing activities:
Capital expenditures	—	(4,128)	—	—	(4,128)
FCC license upgrade	—	—	(65)	—	(65)
Proceeds from sale of assets	—	78	1,875	—	1,953
Restricted cash	1,515	(1)	—	—	1,514
Other assets, net	3	3,313	(3,188)	—	128

Net cash provided (used in) by investing activities	1,518	(738)	(1,378)	—	(598)

Cash flows from financing activities:
Debt issuance costs	(162)	—	—	—	(162)
Principal payments on other long-term obligations	—	(36)	—	—	(36)
Purchase of shares held in treasury	(6,575)	—	—	—	(6,575)
Principal payments on Credit Facility	(53,500)	—	—	—	(53,500)

Net cash used in financing activities	(60,237)	(36)	—	—	(60,273)

Net (decrease) increase in cash and cash equivalents	(9,465)	2,644	—	—	(6,821)
Cash and cash equivalents, beginning of period	99,458	12,166	—	—	111,624

Cash and cash equivalents, end of period	$89,993	$14,810	$—	$—	$104,803

CITADEL BROADCASTING CORPORATION AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

(Dollars in thousands)

(Unaudited)

	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010
	Guarantor Parent (Company)		Non-parent SubsidiaryGuarantors		Non-guarantors		Eliminations		Consolidated
Cash flows from operating activities:
Net (loss) income	$3,130	$1,069,705	$6,262	$33,888	$(84)	$(4,653)	$(6,178)	$(29,235)	$3,130	$1,069,705
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	—	8,592	11,365	—	—	—	—	8,592	11,365
Non-cash debt-related amounts	(439)	—	—	—	—	—	—	—	(439)	—
Reorganization items, net	—	(1,092,722)	—	29,083	—	—	—	—	—	(1,063,639)
Provision for bad debts	—	—	221	578	—	—	—	—	221	578
Loss on sale of assets	—	—	—	708	—	—	—	—	—	708
Deferred income taxes	(4,324)	1,565	8,807	3,585	—	—	—	—	4,483	5,150
Non-cash compensation expense	—	1,881	—	—	—	—	—	—	—	1,881
Changes in operating assets and liabilities	(1,850)	55,691	(24,522)	(111,643)	76	4,628	6,178	70,163	(20,118)	18,839

Net cash (used in) provided by operating activities	(3,483)	36,120	(640)	(32,436)	(8)	(25)	—	40,928	(4,131)	44,587

Cash flows from investing activities:
Capital expenditures	—	—	(430)	(3,409)	—	—	—	—	(430)	(3,409)
Proceeds from sale of assets	—	—	—	5	—	—	—	—	—	5
Restricted cash	(2)	—	607	(7,773)	—	—	—	—	605	(7,773)
Other assets, net	—	—	—	—	8	25	—	—	8	25

Net cash (used in) provided by investing activities	(2)	—	177	(11,177)	8	25	—	—	183	(11,152)

Cash flows from financing activities:
Principal payments on other long-term obligations	—	—	(8)	(125)	—	—	—	—	(8)	(125)
Purchase of shares held in treasury	—	(5)	—	—	—	—	—	—	—	(5)

Net cash used in financing activities	—	(5)	(8)	(125)	—	—	—	—	(8)	(130)

Net (decrease) increase in cash and cash equivalents	(3,485)	36,115	(471)	(43,738)	—	—	—	40,928	(3,956)	33,305
Cash and cash equivalents, beginning of period	78,424	42,309	12,322	56,060	—	—	—	(40,928)	90,746	57,441

Cash and cash equivalents, end of period	$74,939	$78,424	$11,851	$12,322	$—	$—	$—	$—	$86,790	$90,746